Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Schedule of Balances Due to Related Parties
Balances due to related parties	March 31, 2019	March 31, 2018
Hunter Dickinson Services Inc.	$214,179	$148,877
United Mineral Services Ltd.	8,754	–
Total	$222,933	$148,877

Hunter Dickinson Services Inc. [Member]
Statement Line Items [Line Items]
Schedule of Related Party Transactions

The following is a summary of transactions with HDSI that occurred during the reporting period:

Transactions with HDSI	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Services received from HDSI and as requested by the Company	$1,620,000	$1,419,000	$1,042,000
Information technology – infrastructure and support services	60,000	60,000	60,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	63,000	139,000	35,000
Total	$1,743,000	$1,618,000	$1,137,000

United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Schedule of Related Party Transactions

The following is a summary of transactions with UMS that occurred during the reporting period:

Transactions with UMS	For the years ended March 31,
(rounded to the nearest thousand CAD)	2019	2018	2017
Acquisition of mineral property interests	$–	$–	$504,000
Services received from UMS and as requested by the Company	36,000	18,000	–
Reimbursement of third-party expenses incurred by UMS on behalf of the Company	19,000	9,000	18,000
Total	$55,000	$27,000	$522,000